Note 11 - Finance Cost and Income (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
	2017	2016	2015
Interest expense	(1,571.6)	(1,547.3)	(1,062.6)
Capitalized borrowings	2.3	3.9	26.0
Net Interest on pension plans	(77.6)	(105.6)	(97.6)
Losses on hedging instruments	(616.7)	(1,575.1)	(1,267.0)
Interest on provision for disputes and litigations	(225.9)	(619.5)	(120.1)
Exchange variation	(339.5)	(310.4)	(721.8)
Tax on financial transactions	(179.7)	(224.6)	(146.4)
Bank guarantee expenses	(89.5)	(87.1)	(80.8)
Other financial results	(193.3)	(132.2)	(92.1)
	(3,291.5)	(4,597.9)	(3,562.4)

Non-recurring finance cost	(976.8)	-	-
	(4,268.3)	(4,597.9)	(3,562.4)

Disclosure of interest expense [text block]
	2017	2016	2015
Financial liabilities measured at amortized cost	(477.6)	(545.6)	(423.1)
Liabilities at fair value through profit or loss	(1,076.2)	(961.0)	(601.3)
Fair value hedge - hedged items	(19.7)	(49.3)	(22.4)
Fair value hedge - hedging instruments	1.9	8.6	(15.8)
	(1,571.6)	(1,547.3)	(1,062.6)

Disclosure of finance income [text block]
	2017	2016	2015
Interest income	458.8	513.6	575.5
Gains on derivative	73.7	113.5	428.3
Financial assets at fair value through profit or loss	227.6	247.5	261.4
Other financial results	14.3	21.3	29.0
	774.4	895.9	1,294.2

Disclosure of interest income [text block]
	2017	2016	2015
Cash and cash equivalents	233.4	241.5	425.9
Investment securities held for trading	26.9	51.1	149.6
Other receivables	198.5	221.0	-
	458.8	513.6	575.5